Interest-Bearing Loans and Borrowings - Summary of Total Principal Amount Repurchased in the Tender Offer (Detail) £ in Millions, $ in Millions	Dec. 02, 2022 GBP (£)	Dec. 02, 2022 USD ($)
2.850% Notes due 2037
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 02, 2022
Issuer	ABISA
Title of series of notes partially repurchased	2.85%	2.85%
Notes Repurchased Maturity Period	Notes due 2037
Currency	GBP
Original principal amount outstanding | £	£ 900
Principal amount repurchased | £	489
Principal amount not repurchased | £	£ 411
2.250% Notes due 2029
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 02, 2022
Issuer	ABISA
Title of series of notes partially repurchased	2.25%	2.25%
Notes Repurchased Maturity Period	Notes due 2029
Currency	GBP
Original principal amount outstanding | £	£ 700
Principal amount repurchased | £	363
Principal amount not repurchased | £	£ 337
4.000% Notes due 2043
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 02, 2022
Issuer	ABIFI
Title of series of notes partially repurchased	4.00%	4.00%
Notes Repurchased Maturity Period	Notes due 2043
Currency	USD
Original principal amount outstanding		$ 750
Principal amount repurchased		346
Principal amount not repurchased		$ 404
3.750% Notes due 2042
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 02, 2022
Issuer	ABIWW
Title of series of notes partially repurchased	3.75%	3.75%
Notes Repurchased Maturity Period	Notes due 2042
Currency	USD
Original principal amount outstanding		$ 1,000
Principal amount repurchased		529
Principal amount not repurchased		$ 471
4.600% Notes due 2060
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 02, 2022
Issuer	ABIWW
Title of series of notes partially repurchased	4.60%	4.60%
Notes Repurchased Maturity Period	Notes due 2060
Currency	USD
Original principal amount outstanding		$ 1,000
Principal amount repurchased		503
Principal amount not repurchased		$ 497
4.500% Notes due 2050
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 02, 2022
Issuer	ABIWW
Title of series of notes partially repurchased	4.50%	4.50%
Notes Repurchased Maturity Period	Notes due 2050
Currency	USD
Original principal amount outstanding		$ 2,250
Principal amount repurchased		683
Principal amount not repurchased		$ 1,567
4.750% Notes due 2058
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 02, 2022
Issuer	ABIWW
Title of series of notes partially repurchased	4.75%	4.75%
Notes Repurchased Maturity Period	Notes due 2058
Currency	USD
Original principal amount outstanding		$ 1,500
Principal amount repurchased		519
Principal amount not repurchased		$ 981
4.600% Notes due 2048
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 02, 2022
Issuer	ABIWW
Title of series of notes partially repurchased	4.60%	4.60%
Notes Repurchased Maturity Period	Notes due 2048
Currency	USD
Original principal amount outstanding		$ 2,500
Principal amount repurchased		321
Principal amount not repurchased		$ 2,179